Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-Current assets
Intangible assets	€ 29	€ 123	€ 96
Property, plant, and equipment	20,219	17,808	12,482
Other non-current financial assets	6,033	3,012	2,745
Total non-current assets	26,281	20,942	15,323
Current assets
Inventories	1,566
Customer accounts receivable and related receivables		1,265	1,250
Other current assets	21,131	17,721	14,454
Cash and cash equivalents	122,770	137,880	256,473
Total current assets	145,468	156,865	272,177
TOTAL ASSETS	171,749	177,807	287,500
Shareholders' equity
Share Capital	3,016	2,499	2,465
Premiums related to the Share Capital	539,292	406,709	405,882
Reserves	(254,946)	(131,592)	(50,968)
Net (loss)	(166,076)	(147,693)	(114,531)
Total shareholders' equity	121,286	129,923	242,849
Non-current liabilities
Long-term financial debt	1,278	1,825	4,049
Non-current provisions	1,536	1,260	853
Other non-current liabilities	4,105	8,869	10,746
Total non-current liabilities	6,919	11,954	15,649
Current liabilities
Bank overdrafts	0	0	0
Short-term financial debt	1,201	2,325	591
Current provisions	1,270	913
Supplier accounts payable	28,567	16,941	13,720
Other current liabilities	12,506	15,751	14,692
Total current liabilities	43,543	35,930	29,002
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 171,749	€ 177,807	€ 287,500